Carrying Amounts of Property and Equipment Held Under Capital Leases (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Computer and network equipment USD ($)	Dec. 31, 2012 Computer and network equipment CNY	Dec. 31, 2011 Computer and network equipment CNY	Dec. 31, 2012 Optical fibers USD ($)	Dec. 31, 2012 Optical fibers CNY	Dec. 31, 2011 Optical fibers CNY
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	$ 24,393	151,972	143,672	$ 14,008	87,272	80,578	$ 10,385	64,700	63,094
Less: accumulated depreciation	(5,315)	(33,115)	(15,790)
Property and Equipment Held Under Capital Leases, net	$ 19,078	118,857	127,882